LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–78.66%
Aerospace & Defense–2.10%
†Boeing Co.	1,895	$ 229,447
General Dynamics Corp.	2,692	571,162
L3Harris Technologies, Inc.	1,341	278,700
Lockheed Martin Corp.	717	276,970
Northrop Grumman Corp.	639	300,534
Raytheon Technologies Corp.	63,042	5,160,618
Textron, Inc.	28,962	1,687,326
TransDigm Group, Inc.	479	251,389
		8,756,146
Air Freight & Logistics–0.61%
CH Robinson Worldwide, Inc.	2,692	259,267
Expeditors International of Washington, Inc.	2,962	261,574
FedEx Corp.	1,361	202,068
United Parcel Service, Inc. Class B	11,210	1,810,863
		2,533,772
Airlines–0.12%
†Delta Air Lines, Inc.	9,270	260,116
†Southwest Airlines Co.	8,202	252,950
		513,066
Auto Components–0.06%
†Aptiv PLC	2,995	234,239
		234,239
Automobiles–0.95%
Ford Motor Co.	19,797	221,726
General Motors Co.	90,905	2,917,142
†Lucid Group, Inc.	17,538	245,006
†Rivian Automotive, Inc. Class A	8,786	289,147
†Tesla, Inc.	1,039	275,595
		3,948,616
Banks–5.72%
Bank of America Corp.	180,096	5,438,899
Citigroup, Inc.	5,960	248,353
Citizens Financial Group, Inc.	51,620	1,773,663
Comerica, Inc.	16,422	1,167,604
Cullen/Frost Bankers, Inc.	5,542	732,763
Fifth Third Bancorp	35,336	1,129,339
First Republic Bank	1,926	251,439
JPMorgan Chase & Co.	2,628	274,626
KeyCorp	16,279	260,790
M&T Bank Corp.	12,532	2,209,642
†NU Holdings Ltd. Class A	62,235	273,834
PNC Financial Services Group, Inc.	7,201	1,075,974
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Regions Financial Corp.	13,659	$ 274,136
†SVB Financial Group	699	234,710
Truist Financial Corp.	6,214	270,558
U.S. Bancorp	6,524	263,048
Wells Fargo & Co.	172,564	6,940,524
Zions Bancorp NA	20,285	1,031,695
		23,851,597
Beverages–1.40%
Brown-Forman Corp. Class B	4,117	274,069
Coca-Cola Co.	39,682	2,222,986
Constellation Brands, Inc. Class A	1,274	292,612
Diageo PLC	37,081	1,560,869
Heineken NV	7,076	617,955
Keurig Dr Pepper, Inc.	7,878	282,190
†Monster Beverage Corp.	3,441	299,229
PepsiCo, Inc.	1,740	284,072
		5,833,982
Biotechnology–0.99%
AbbVie, Inc.	8,417	1,129,646
Amgen, Inc.	1,280	288,512
†Biogen, Inc.	1,457	389,019
†BioMarin Pharmaceutical, Inc.	3,375	286,099
BioNTech SE ADR	2,125	286,620
Gilead Sciences, Inc.	4,840	298,580
†Incyte Corp.	4,262	284,020
†Moderna, Inc.	2,096	247,852
†Regeneron Pharmaceuticals, Inc.	505	347,879
†Seagen, Inc.	1,891	258,745
†Vertex Pharmaceuticals, Inc.	1,067	308,939
		4,125,911
Building Products–0.94%
Carrier Global Corp.	7,217	256,637
Johnson Controls International PLC	41,051	2,020,530
Trane Technologies PLC	11,347	1,643,159
		3,920,326
Capital Markets–3.95%
Ameriprise Financial, Inc.	1,078	271,602
Bank of New York Mellon Corp.	7,159	275,765
BlackRock, Inc.	429	236,070
Blackstone, Inc.	2,979	249,342
Charles Schwab Corp.	63,086	4,533,991
CME Group, Inc.	1,515	268,352
Franklin Resources, Inc.	11,234	241,756
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.	7,147	$ 2,094,428
Intercontinental Exchange, Inc.	2,839	256,504
KKR & Co., Inc.	5,728	246,304
Moody's Corp.	981	238,491
Morgan Stanley	38,544	3,045,361
MSCI, Inc.	639	269,524
Nasdaq, Inc.	4,898	277,619
Northern Trust Corp.	3,113	266,348
S&P Global, Inc.	5,938	1,813,168
State Street Corp.	27,121	1,649,228
T Rowe Price Group, Inc.	2,391	251,079
		16,484,932
Chemicals–1.51%
Air Products & Chemicals, Inc.	1,178	274,156
Albemarle Corp.	1,129	298,553
Celanese Corp.	2,735	247,080
Corteva, Inc.	40,672	2,324,405
Dow, Inc.	5,707	250,708
DuPont de Nemours, Inc.	26,819	1,351,678
Ecolab, Inc.	1,823	263,278
International Flavors & Fragrances, Inc.	2,620	237,975
Linde PLC	1,016	273,903
LyondellBasell Industries NV Class A	3,507	264,007
PPG Industries, Inc.	2,395	265,102
Sherwin-Williams Co.	1,284	262,899
		6,313,744
Commercial Services & Supplies–0.34%
Cintas Corp.	716	277,944
†Copart, Inc.	2,452	260,893
Republic Services, Inc.	2,131	289,901
Waste Connections, Inc.	2,206	298,097
Waste Management, Inc.	1,794	287,417
		1,414,252
Communications Equipment–0.59%
†Arista Networks, Inc.	2,409	271,952
Cisco Systems, Inc.	47,837	1,913,480
Motorola Solutions, Inc.	1,229	275,259
		2,460,691
Construction & Engineering–0.13%
Quanta Services, Inc.	4,181	532,618
		532,618
Construction Materials–0.13%
Martin Marietta Materials, Inc.	870	280,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
Vulcan Materials Co.	1,798	$ 283,563
		563,781
Consumer Finance–0.92%
American Express Co.	22,590	3,047,617
Capital One Financial Corp.	2,808	258,813
Discover Financial Services	2,948	268,032
Synchrony Financial	9,039	254,810
		3,829,272
Containers & Packaging–0.34%
Amcor PLC	25,136	269,709
Avery Dennison Corp.	4,036	656,657
Ball Corp.	5,181	250,346
International Paper Co.	7,243	229,603
		1,406,315
Distributors–0.07%
Genuine Parts Co.	1,972	294,459
		294,459
Diversified Financial Services–0.33%
Apollo Global Management, Inc.	5,369	249,658
†Berkshire Hathaway, Inc. Class B	1,034	276,099
Voya Financial, Inc.	13,962	844,701
		1,370,458
Diversified Telecommunication Services–0.99%
AT&T, Inc.	56,773	870,898
Deutsche Telekom AG	69,266	1,179,022
†Liberty Global PLC Class C	14,166	233,739
Verizon Communications, Inc.	48,316	1,834,559
		4,118,218
Electric Utilities–2.23%
American Electric Power Co., Inc.	31,084	2,687,212
Avangrid, Inc.	6,226	259,624
Duke Energy Corp.	2,785	259,061
Edison International	4,454	252,007
Entergy Corp.	20,649	2,077,909
Eversource Energy	3,355	261,556
Exelon Corp.	37,449	1,402,839
FirstEnergy Corp.	19,452	719,724
NextEra Energy, Inc.	3,476	272,553
†PG&E Corp.	25,890	323,625
PPL Corp.	10,145	257,176
Southern Co.	3,955	268,940
Xcel Energy, Inc.	4,095	262,080
		9,304,306

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.67%
ABB Ltd.	33,730	$ 870,889
AMETEK, Inc.	2,457	278,648
Eaton Corp. PLC	2,085	278,056
Emerson Electric Co.	15,222	1,114,555
Rockwell Automation, Inc.	1,247	268,242
		2,810,390
Electronic Equipment, Instruments & Components–0.94%
Amphenol Corp. Class A	3,990	267,170
CDW Corp.	1,709	266,741
Corning, Inc.	8,674	251,720
†Keysight Technologies, Inc.	1,755	276,167
TE Connectivity Ltd.	23,562	2,600,302
†Zebra Technologies Corp. Class A	934	244,717
		3,906,817
Energy Equipment & Services–0.20%
Baker Hughes Co.	12,794	268,162
Halliburton Co.	10,718	263,877
Schlumberger NV	8,493	304,899
		836,938
Entertainment–1.05%
Activision Blizzard, Inc.	3,921	291,487
Electronic Arts, Inc.	2,379	275,274
†Liberty Media Corp.-Liberty Formula One Class C	4,620	270,270
†Netflix, Inc.	1,280	301,363
†ROBLOX Corp. Class A	7,091	254,142
†Walt Disney Co.	28,789	2,715,666
†Warner Bros Discovery, Inc.	24,240	278,760
		4,386,962
Equity Real Estate Investment Trusts–1.84%
Alexandria Real Estate Equities, Inc.	1,928	270,286
American Tower Corp.	1,140	244,758
AvalonBay Communities, Inc.	1,475	271,680
Boston Properties, Inc.	3,669	275,065
Crown Castle, Inc.	12,746	1,842,434
Digital Realty Trust, Inc.	2,440	241,999
Equinix, Inc.	455	258,822
Equity Residential	4,041	271,636
Essex Property Trust, Inc.	1,090	264,031
Extra Space Storage, Inc.	1,500	259,065
Healthpeak Properties, Inc.	11,374	260,692
Prologis, Inc.	2,340	237,744
Public Storage	906	265,286
Realty Income Corp.	4,380	254,916
SBA Communications Corp.	928	264,155
Simon Property Group, Inc.	2,821	253,185
Ventas, Inc.	6,522	261,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
VICI Properties, Inc.	9,114	$ 272,053
Welltower, Inc.	3,997	257,087
Weyerhaeuser Co.	39,706	1,134,004
		7,660,887
Food & Staples Retailing–1.42%
Costco Wholesale Corp.	570	269,194
Kroger Co.	6,322	276,588
Sysco Corp.	18,059	1,276,952
†U.S. Foods Holding Corp.	28,476	752,905
Walgreens Boots Alliance, Inc.	8,361	262,535
Walmart, Inc.	23,869	3,095,809
		5,933,983
Food Products–1.76%
Archer-Daniels-Midland Co.	3,599	289,540
Campbell Soup Co.	6,211	292,662
Conagra Brands, Inc.	8,942	291,777
General Mills, Inc.	4,074	312,109
Hershey Co.	1,362	300,280
Hormel Foods Corp.	6,158	279,820
J M Smucker Co.	2,266	311,371
Kellogg Co.	4,157	289,577
Kraft Heinz Co.	81,840	2,729,364
McCormick & Co., Inc.	3,473	247,521
Mondelez International, Inc. Class A	4,809	263,678
Nestle SA	13,650	1,476,347
Tyson Foods, Inc. Class A	3,910	257,786
		7,341,832
Health Care Equipment & Supplies–2.77%
Abbott Laboratories	2,867	277,411
†Align Technology, Inc.	1,135	235,070
Baxter International, Inc.	5,137	276,679
Becton Dickinson & Co.	9,995	2,227,186
†Boston Scientific Corp.	7,358	284,975
†Dexcom, Inc.	3,602	290,105
†Edwards Lifesciences Corp.	3,213	265,490
†IDEXX Laboratories, Inc.	853	277,907
†Intuitive Surgical, Inc.	1,369	256,605
Medtronic PLC	49,023	3,958,607
ResMed, Inc.	1,336	291,649
STERIS PLC	1,502	249,753
Stryker Corp.	7,114	1,440,870
Zimmer Biomet Holdings, Inc.	11,664	1,219,471
		11,551,778
Health Care Providers & Services–4.46%
AmerisourceBergen Corp.	2,103	284,599
Cardinal Health, Inc.	4,586	305,795
†Centene Corp.	20,483	1,593,782

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cigna Corp.	8,324	$ 2,309,660
CVS Health Corp.	47,512	4,531,219
Elevance Health, Inc.	6,820	3,097,917
HCA Healthcare, Inc.	1,458	267,966
Humana, Inc.	635	308,096
Laboratory Corp. of America Holdings	1,277	261,542
McKesson Corp.	4,645	1,578,696
Quest Diagnostics, Inc.	2,319	284,518
UnitedHealth Group, Inc.	5,941	3,000,443
Universal Health Services, Inc. Class B	8,760	772,457
		18,596,690
Health Care Technology–0.06%
†Veeva Systems, Inc. Class A	1,425	234,954
		234,954
Hotels, Restaurants & Leisure–1.96%
†Airbnb, Inc. Class A	2,634	276,675
†Booking Holdings, Inc.	759	1,247,196
†Carnival Corp.	30,596	215,090
†Chipotle Mexican Grill, Inc.	184	276,508
†Expedia Group, Inc.	2,813	263,550
Hilton Worldwide Holdings, Inc.	2,304	277,909
†Las Vegas Sands Corp.	37,369	1,402,085
Marriott International, Inc. Class A	1,937	271,451
McDonald's Corp.	9,100	2,099,734
Starbucks Corp.	18,624	1,569,258
Yum! Brands, Inc.	2,674	284,353
		8,183,809
Household Durables–0.20%
DR Horton, Inc.	4,161	280,243
Garmin Ltd.	3,227	259,161
Lennar Corp. Class A	3,733	278,295
		817,699
Household Products–0.32%
Church & Dwight Co., Inc.	3,603	257,399
Clorox Co.	2,121	272,315
Colgate-Palmolive Co.	3,786	265,967
Kimberly-Clark Corp.	2,332	262,443
Procter & Gamble Co.	2,105	265,756
		1,323,880
Industrial Conglomerates–0.18%
3M Co.	2,180	240,890
General Electric Co.	4,036	249,869
Honeywell International, Inc.	1,569	261,976
		752,735
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–2.89%
Aflac, Inc.	4,953	$ 278,359
Allstate Corp.	2,372	295,385
American International Group, Inc.	55,313	2,626,261
Aon PLC Class A	1,041	278,853
Arthur J Gallagher & Co.	1,669	285,766
Chubb Ltd.	1,555	282,823
Hartford Financial Services Group, Inc.	37,664	2,332,908
†Markel Corp.	251	272,139
Marsh & McLennan Cos., Inc.	1,847	275,739
MetLife, Inc.	4,612	280,317
Principal Financial Group, Inc.	3,956	285,425
Progressive Corp.	2,460	285,877
Prudential Financial, Inc.	3,033	260,171
Travelers Cos., Inc.	15,628	2,394,210
Willis Towers Watson PLC	8,050	1,617,567
		12,051,800
Interactive Media & Services–0.60%
†Alphabet, Inc. Class A	2,661	254,525
†Match Group, Inc.	4,916	234,739
†Meta Platforms, Inc. Class A	8,375	1,136,320
†Pinterest, Inc. Class A	13,996	326,107
†Snap, Inc. Class A	25,456	249,978
†Twitter, Inc.	7,191	315,253
		2,516,922
Internet & Direct Marketing Retail–0.66%
†Amazon.com, Inc.	15,318	1,730,934
†Coupang, Inc.	17,776	296,326
†DoorDash, Inc. Class A	4,793	237,014
eBay, Inc.	6,587	242,467
†MercadoLibre, Inc.	327	270,684
		2,777,425
IT Services–3.15%
Accenture PLC Class A	1,001	257,557
†Akamai Technologies, Inc.	3,303	265,297
Automatic Data Processing, Inc.	1,225	277,083
†Block, Inc.	4,011	220,565
Cognizant Technology Solutions Corp. Class A	70,168	4,030,450
†EPAM Systems, Inc.	700	253,533
Fidelity National Information Services, Inc.	3,188	240,917
†Fiserv, Inc.	14,728	1,378,099
†FleetCor Technologies, Inc.	1,353	238,358
Global Payments, Inc.	2,382	257,375

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines Corp.	2,299	$ 273,144
Mastercard, Inc. Class A	880	250,219
†Okta, Inc.	3,142	178,686
Paychex, Inc.	2,298	257,859
†PayPal Holdings, Inc.	18,149	1,562,084
†Snowflake, Inc. Class A	1,951	331,592
†Twilio, Inc. Class A	3,962	273,933
†VeriSign, Inc.	1,524	264,719
Visa, Inc. Class A	13,174	2,340,361
		13,151,831
Life Sciences Tools & Services–0.94%
Agilent Technologies, Inc.	2,284	277,620
Danaher Corp.	1,069	276,112
†Illumina, Inc.	1,529	291,718
†IQVIA Holdings, Inc.	1,339	242,547
†Mettler-Toledo International, Inc.	235	254,768
Thermo Fisher Scientific, Inc.	4,138	2,098,752
†Waters Corp.	965	260,096
West Pharmaceutical Services, Inc.	975	239,928
		3,941,541
Machinery–1.87%
Caterpillar, Inc.	5,578	915,238
Cummins, Inc.	1,362	277,181
Deere & Co.	3,386	1,130,551
Dover Corp.	2,276	265,336
Fortive Corp.	4,679	272,786
Illinois Tool Works, Inc.	1,476	266,639
Otis Worldwide Corp.	3,976	253,669
PACCAR, Inc.	3,393	283,960
Parker-Hannifin Corp.	15,025	3,640,708
Pentair PLC	6,790	275,878
Stanley Black & Decker, Inc.	3,120	234,655
		7,816,601
Media–1.43%
†Charter Communications, Inc. Class A	3,504	1,062,938
Comcast Corp. Class A	114,055	3,345,233
Fox Corp. Class A	8,872	272,193
†Liberty Broadband Corp. Class C	2,788	205,754
Omnicom Group, Inc.	4,367	275,514
Paramount Global Class B	12,311	234,402
Sirius XM Holdings, Inc.	48,341	276,027
†Trade Desk, Inc. Class A	4,626	276,404
		5,948,465
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.43%
Barrick Gold Corp.	44,561	$ 690,695
Freeport-McMoRan, Inc.	10,238	279,804
Newmont Corp.	7,028	295,387
Nucor Corp.	2,243	239,979
Southern Copper Corp.	6,346	284,555
		1,790,420
Multiline Retail–0.67%
Dollar General Corp.	1,224	293,589
†Dollar Tree, Inc.	1,871	254,643
Target Corp.	15,032	2,230,598
		2,778,830
Multi-Utilities–1.34%
Ameren Corp.	3,306	266,298
CMS Energy Corp.	4,447	258,993
Consolidated Edison, Inc.	3,124	267,914
Dominion Energy, Inc.	28,870	1,995,206
DTE Energy Co.	2,328	267,837
Public Service Enterprise Group, Inc.	35,610	2,002,350
Sempra Energy	1,850	277,389
WEC Energy Group, Inc.	2,920	261,136
		5,597,123
Oil, Gas & Consumable Fuels–6.65%
Cheniere Energy, Inc.	1,872	310,583
Chevron Corp.	46,211	6,639,134
ConocoPhillips	70,025	7,166,358
Coterra Energy, Inc.	10,455	273,085
Devon Energy Corp.	30,104	1,810,153
Diamondback Energy, Inc.	2,458	296,091
EOG Resources, Inc.	2,636	294,520
Exxon Mobil Corp.	59,883	5,228,385
Hess Corp.	2,735	298,088
Kinder Morgan, Inc.	16,890	281,050
Marathon Petroleum Corp.	3,113	309,214
Occidental Petroleum Corp.	4,835	297,111
ONEOK, Inc.	4,972	254,765
Phillips 66	3,605	290,996
Pioneer Natural Resources Co.	15,888	3,440,229
Valero Energy Corp.	2,638	281,870
Williams Cos., Inc.	9,073	259,760
		27,731,392
Personal Products–0.33%
Estee Lauder Cos., Inc. Class A	1,135	245,046
L'Oreal SA	3,516	1,124,213
		1,369,259
Pharmaceuticals–4.97%
Bristol-Myers Squibb Co.	53,402	3,796,348

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	5,046	$ 1,631,624
GSK PLC	45,808	661,591
Johnson & Johnson	42,932	7,013,372
Merck & Co., Inc.	65,418	5,633,798
Pfizer, Inc.	6,458	282,602
Royalty Pharma PLC Class A	7,137	286,765
Sanofi	15,235	1,160,092
Zoetis, Inc.	1,843	273,298
		20,739,490
Professional Services–0.48%
Booz Allen Hamilton Holding Corp.	12,733	1,175,892
†CoStar Group, Inc.	4,292	298,938
Equifax, Inc.	1,477	253,202
Verisk Analytics, Inc.	1,568	267,391
		1,995,423
Real Estate Management & Development–0.58%
†CBRE Group, Inc. Class A	36,046	2,433,465
		2,433,465
Road & Rail–0.68%
CSX Corp.	66,591	1,773,984
Norfolk Southern Corp.	1,236	259,127
Old Dominion Freight Line, Inc.	1,054	262,204
†Uber Technologies, Inc.	10,406	275,759
Union Pacific Corp.	1,301	253,461
		2,824,535
Semiconductors & Semiconductor Equipment–2.58%
†Advanced Micro Devices, Inc.	3,171	200,915
Analog Devices, Inc.	8,886	1,238,175
Applied Materials, Inc.	2,953	241,939
Broadcom, Inc.	2,999	1,331,586
†Enphase Energy, Inc.	1,071	297,170
†GLOBALFOUNDRIES, Inc.	4,984	240,976
Intel Corp.	38,145	982,997
KLA Corp.	837	253,301
Lam Research Corp.	4,681	1,713,246
Marvell Technology, Inc.	5,861	251,496
Microchip Technology, Inc.	4,398	268,410
Micron Technology, Inc.	10,178	509,918
NVIDIA Corp.	1,703	206,727
NXP Semiconductors NV	6,646	980,352
†ON Semiconductor Corp.	4,365	272,070
QUALCOMM, Inc.	11,252	1,271,251
Skyworks Solutions, Inc.	2,832	241,485
Texas Instruments, Inc.	1,764	273,032
		10,775,046
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–2.46%
†Adobe, Inc.	728	$ 200,346
†ANSYS, Inc.	1,142	253,181
†Autodesk, Inc.	1,397	260,960
†Cadence Design Systems, Inc.	1,676	273,909
=†Citrix Systems, Inc.	3,098	322,192
†Crowdstrike Holdings, Inc. Class A	1,633	269,135
†Datadog, Inc. Class A	2,921	259,326
†DocuSign, Inc.	4,584	245,106
†Fortinet, Inc.	6,034	296,450
†HubSpot, Inc.	880	237,706
Intuit, Inc.	2,227	862,562
Microsoft Corp.	11,885	2,768,016
NortonLifeLock, Inc.	13,451	270,903
Oracle Corp.	4,031	246,173
†Palantir Technologies, Inc. Class A	34,943	284,087
†Palo Alto Networks, Inc.	1,831	299,899
Roper Technologies, Inc.	737	265,055
†Salesforce, Inc.	1,701	244,672
†ServiceNow, Inc.	653	246,579
†Splunk, Inc.	12,154	913,981
†Synopsys, Inc.	856	261,517
†Unity Software, Inc.	6,252	199,189
VMware, Inc. Class A	2,611	277,967
†Workday, Inc. Class A	1,847	281,150
†Zoom Video Communications, Inc. Class A	3,099	228,055
		10,268,116
Specialty Retail–1.58%
†AutoZone, Inc.	136	291,302
Best Buy Co., Inc.	3,879	245,696
†CarMax, Inc.	3,238	213,773
Home Depot, Inc.	983	271,249
Lowe's Cos., Inc.	9,176	1,723,344
†O'Reilly Automotive, Inc.	428	301,034
Ross Stores, Inc.	3,410	287,361
TJX Cos., Inc.	47,373	2,942,811
†Ulta Beauty, Inc.	767	307,713
		6,584,283
Technology Hardware, Storage & Peripherals–0.34%
Apple, Inc.	1,800	248,760
Hewlett Packard Enterprise Co.	21,076	252,490
HP, Inc.	9,075	226,149
NetApp, Inc.	4,235	261,935
Seagate Technology Holdings PLC	3,917	208,502
†Western Digital Corp.	6,563	213,626
		1,411,462

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.30%
Columbia Sportswear Co.	8,021	$ 539,813
†Lululemon Athletica, Inc.	941	263,066
NIKE, Inc. Class B	2,756	229,079
VF Corp.	6,857	205,093
		1,237,051
Tobacco–0.45%
Altria Group, Inc.	6,878	277,734
Philip Morris International, Inc.	19,260	1,598,772
		1,876,506
Trading Companies & Distributors–0.40%
Fastenal Co.	5,730	263,809
Ferguson PLC	11,178	1,150,551
WW Grainger, Inc.	546	267,098
		1,681,458
Water Utilities–0.06%
American Water Works Co., Inc.	2,014	262,142
		262,142
Wireless Telecommunication Services–0.57%
†T-Mobile U.S., Inc.	17,890	2,400,301
		2,400,301
Total Common Stock (Cost $296,852,177)		328,110,942
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	295,053
Total Convertible Preferred Stock (Cost $294,815)		295,053
PREFERRED STOCK–0.01%
•Wells Fargo & Co. 5.85% (LIBOR03M + 3.09%)	1,089	24,448
Total Preferred Stock (Cost $28,728)		24,448

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	80,372
Total Agency Obligation (Cost $89,159)		80,372
CONVERTIBLE BONDS–3.07%
Airlines–0.08%
JetBlue Airways Corp. 0.50%, excercise price $0.50 4/1/26	248,000	176,080
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Airlines (continued)
Spirit Airlines, Inc. 1.00%, excercise price $1.00 5/15/26	174,000	$ 148,161
		324,241
Biotechnology–0.22%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	260,000	252,460
Halozyme Therapeutics, Inc.
0.25%, exercise price $0.25 3/1/27	715,000	605,069
1.00%, exercise price $1.00 8/15/28	86,000	80,302
		937,831
Commercial Services–0.14%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	591,781
		591,781
Computers–0.08%
Western Digital Corp. 1.50%, excercise price $1.50 2/1/24	359,000	339,971
		339,971
Health Care Products–0.17%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	536,389
Tandem Diabetes Care, Inc. 1.50%, excercise price $1.50 5/1/25	186,000	167,307
		703,696
Health Care Services–0.10%
Teladoc Health, Inc. 1.25%, excercise price $1.25 6/1/27	551,000	402,947
		402,947
Internet–0.60%
^Airbnb, Inc. 0.01%, excercise price $0.01 3/15/26	749,000	620,172
Booking Holdings, Inc. 0.75%, excercise price $0.75 5/1/25	61,000	73,279
Mandiant, Inc. 1.00%, excercise price $1.00 6/1/35	221,000	210,503
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	221,000
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	243,067

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	$ 410,385
Snap, Inc. 0.75%, excercise price $0.75 8/1/26	476,000	409,122
TripAdvisor, Inc. 0.25%, excercise price $0.25 4/1/26	49,000	39,151
^Twitter, Inc. 0.00% 3/15/26	297,000	271,881
		2,498,560
Media–0.57%
Cable One, Inc.
^0.00% 3/15/26	780,000	592,410
1.13%, exercise price $1.13 3/15/28	407,000	293,040
DISH Network Corp. 3.38%, excercise price $3.37 8/15/26	1,103,000	758,864
Liberty Broadband Corp. 1.25%, excercise price $1.25 9/30/50	383,000	361,935
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	346,268
Liberty Media Corp-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	46,000	42,573
		2,395,090
Miscellaneous Manufacturing–0.09%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	392,825
		392,825
Pharmaceuticals–0.30%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	249,000	266,430
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	251,000	352,153
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	476,000	467,075
Supernus Pharmaceuticals, Inc. 0.63%, excercise price $0.62 4/1/23	158,000	153,260
		1,238,918
Real Estate–0.08%
^Redfin Corp. 0.00% 10/15/25	547,000	318,299
		318,299
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Semiconductors–0.27%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	688,000	$ 696,635
Wolfspeed, Inc. 0.25%, excercise price $0.25 2/15/28	404,000	423,594
		1,120,229
Software–0.37%
^Dropbox, Inc. 0.00% 3/1/26	768,000	667,776
Splunk, Inc. 1.13%, excercise price $1.12 6/15/27	1,146,000	901,646
		1,569,422
Total Convertible Bonds (Cost $14,725,347)		12,833,810
CORPORATE BONDS–4.99%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	75,774
		75,774
Aerospace & Defense–0.07%
Boeing Co. 5.81% 5/1/50	265,000	230,283
Lockheed Martin Corp. 4.15% 6/15/53	54,000	45,136
Raytheon Technologies Corp. 4.45% 11/16/38	28,000	24,391
		299,810
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	161,538
Philip Morris International, Inc.
3.60% 11/15/23	36,000	35,596
4.88% 11/15/43	108,000	82,495
		279,629
Airlines–0.03%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	24,012	20,440
♦United Airlines Pass-Through Trust
3.50% 9/1/31	38,837	34,063
3.75% 3/3/28	29,181	26,459
4.15% 10/11/25	25,066	23,719
		104,681
Auto Manufacturers–0.12%
American Honda Finance Corp. 2.05% 1/10/23	220,000	218,631
General Motors Co. 6.60% 4/1/36	186,000	173,896

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	$ 42,818
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	69,607
		504,952
Banks–0.67%
Bank of America Corp.
μ2.57% 10/20/32	137,000	104,781
3.25% 10/21/27	275,000	246,443
Citigroup, Inc.
μ3.67% 7/24/28	49,000	44,113
4.75% 5/18/46	34,000	27,103
5.30% 5/6/44	22,000	19,176
6.68% 9/13/43	299,000	304,465
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	32,147
4.25% 10/21/25	275,000	265,434
μHSBC Holdings PLC 2.63% 11/7/25	400,000	371,382
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	33,421
μ3.51% 1/23/29	327,000	289,255
μ3.90% 1/23/49	102,000	75,529
μ4.26% 2/22/48	46,000	36,301
•5.60% 10/1/22	58,000	58,000
Morgan Stanley 4.00% 7/23/25	61,000	59,042
PNC Financial Services Group, Inc. 3.45% 4/23/29	291,000	260,374
U.S. Bancorp 3.10% 4/27/26	208,000	194,343
Wells Fargo & Co.
3.55% 9/29/25	59,000	56,108
4.10% 6/3/26	40,000	38,058
4.65% 11/4/44	333,000	264,590
		2,780,065
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	82,013
4.90% 2/1/46	101,000	87,777
Heineken NV 3.50% 1/29/28	90,000	83,178
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	25,207
		278,175
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	11,349
		11,349
Computers–0.15%
Apple, Inc. 3.35% 2/9/27	30,000	28,644
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.
5.45% 6/15/23	15,000	$ 15,039
6.02% 6/15/26	335,000	336,349
International Business Machines Corp. 2.88% 11/9/22	235,000	234,694
		614,726
Diversified Financial Services–0.68%
Air Lease Corp.
3.00% 9/15/23	6,000	5,853
4.25% 9/15/24	38,000	36,965
Aircastle Ltd. 4.40% 9/25/23	304,000	298,400
American Express Co.
3.38% 5/3/24	360,000	351,031
3.63% 12/5/24	30,000	29,161
Aviation Capital Group LLC 4.88% 10/1/25	66,000	61,303
Capital One Financial Corp. 3.20% 1/30/23	317,000	315,774
GS Finance Corp.
=0.01% 7/19/29	890,000	836,511
1.00% 7/30/29	896,000	860,160
Synchrony Financial 3.95% 12/1/27	54,000	46,841
		2,841,999
Electric–0.23%
Electricite de France SA 4.88% 1/22/44	84,000	65,007
Georgia Power Co. 3.70% 1/30/50	51,000	36,967
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	122,641
NextEra Energy Capital Holdings, Inc.
0.65% 3/1/23	395,000	388,944
3.55% 5/1/27	50,000	46,249
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	40,851
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,183
Sempra Energy 3.80% 2/1/38	54,000	42,102
Xcel Energy, Inc.
0.50% 10/15/23	94,000	89,557
3.50% 12/1/49	143,000	102,376
		938,877
Electronics–0.01%
Avnet, Inc. 4.63% 4/15/26	64,000	61,593
		61,593
Entertainment–0.18%
Live Nation Entertainment, Inc. 2.50% 3/15/23	272,000	321,477

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	$ 234,122
5.05% 3/15/42	122,000	91,286
5.14% 3/15/52	152,000	110,476
		757,361
Food–0.01%
Ingredion, Inc. 6.63% 4/15/37	23,000	23,314
		23,314
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	20,983
		20,983
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	42,831
		42,831
Health Care Products–0.00%
Medtronic, Inc. 4.38% 3/15/35	23,000	20,963
		20,963
Health Care Services–0.11%
Humana, Inc. 0.65% 8/3/23	365,000	352,441
Laboratory Corp. of America Holdings 4.70% 2/1/45	23,000	19,011
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	106,064
		477,516
Insurance–0.44%
Allstate Corp. 3.28% 12/15/26	28,000	26,287
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	231,485
Athene Global Funding 2.75% 6/25/24	250,000	236,818
Athene Holding Ltd. 3.45% 5/15/52	293,000	182,149
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	176,793
Guardian Life Global Funding 2.90% 5/6/24	291,000	281,953
Jackson National Life Global Funding 3.25% 1/30/24	42,000	40,881
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	55,584
Markel Corp.
5.00% 3/30/43	34,000	28,770
5.00% 5/20/49	273,000	235,467
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	33,764
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	$ 186,808
Prudential Financial, Inc. 3.91% 12/7/47	14,000	10,640
Reinsurance Group of America, Inc. 4.70% 9/15/23	34,000	33,883
Travelers Cos., Inc. 4.60% 8/1/43	60,000	52,292
Willis North America, Inc. 3.60% 5/15/24	22,000	21,360
		1,834,934
Internet–0.10%
Amazon.com, Inc. 2.88% 5/12/41	549,000	400,787
		400,787
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	38,384
		38,384
Media–0.19%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	80,000	78,013
Comcast Corp.
2.89% 11/1/51	34,000	21,292
2.94% 11/1/56	24,000	14,325
3.15% 3/1/26	159,000	149,783
3.90% 3/1/38	74,000	60,324
4.15% 10/15/28	315,000	297,506
Cox Communications, Inc. 2.95% 10/1/50	58,000	34,493
Discovery Communications LLC 4.90% 3/11/26	53,000	51,278
Paramount Global 4.00% 1/15/26	53,000	50,047
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	49,686
		806,747
Metal Fabricate & Hardware–0.01%
Precision Castparts Corp. 2.50% 1/15/23	32,000	31,846
		31,846
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,548
		19,548

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.08%
Siemens Financieringsmaatschappij NV 0.40% 3/11/23	360,000	$ 354,046
		354,046
Oil & Gas–0.17%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	132,098
Chevron Corp. 2.95% 5/16/26	135,000	127,052
ConocoPhillips Co. 4.15% 11/15/34	20,000	17,142
Exxon Mobil Corp.
2.71% 3/6/25	78,000	74,518
3.04% 3/1/26	156,000	147,401
Shell International Finance BV 3.25% 5/11/25	156,000	149,825
Valero Energy Corp. 4.00% 6/1/52	77,000	55,557
		703,593
Pharmaceuticals–0.23%
AbbVie, Inc.
4.05% 11/21/39	223,000	179,385
4.50% 5/14/35	64,000	56,937
4.85% 6/15/44	86,000	74,655
Becton Dickinson & Co. 4.88% 5/15/44	35,000	29,258
Bristol-Myers Squibb Co. 4.13% 6/15/39	108,000	94,391
Cigna Corp. 4.80% 8/15/38	328,000	290,651
CVS Health Corp. 3.38% 8/12/24	34,000	33,096
♦CVS Pass-Through Trust 6.04% 12/10/28	152,193	151,137
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,529
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,912
Zoetis, Inc. 4.70% 2/1/43	32,000	28,011
		947,962
Pipelines–0.27%
Cameron LNG LLC 3.70% 1/15/39	90,000	69,147
Energy Transfer LP
4.20% 9/15/23	170,000	168,171
4.90% 3/15/35	32,000	26,890
5.00% 5/15/50	106,000	82,849
5.30% 4/1/44	58,000	46,458
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	52,442
6.45% 9/1/40	2,000	2,014
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	121,885
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc. (continued)
5.30% 12/1/34	38,000	$ 34,325
MPLX LP
4.50% 7/15/23	389,000	387,147
4.50% 4/15/38	78,000	62,785
Spectra Energy Partners LP 4.50% 3/15/45	48,000	38,170
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	16,957
		1,109,240
Private Equity–0.11%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	262,442
Brookfield Asset Management, Inc. 4.00% 1/15/25	40,000	38,996
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	24,206
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	148,131
		473,775
Real Estate Investment Trusts–0.24%
American Tower Corp. 1.60% 4/15/26	137,000	119,416
Crown Castle, Inc.
2.50% 7/15/31	224,000	172,612
4.75% 5/15/47	4,000	3,273
CubeSmart LP 2.50% 2/15/32	166,000	124,220
EPR Properties 4.75% 12/15/26	154,000	136,706
Kimco Realty Corp. 3.20% 4/1/32	185,000	150,284
LifeStorage LP 3.50% 7/1/26	40,000	37,662
Regency Centers LP
2.95% 9/15/29	240,000	199,050
4.65% 3/15/49	69,000	55,158
		998,381
Retail–0.09%
Dollar General Corp. 3.25% 4/15/23	32,000	31,959
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	55,130
Starbucks Corp. 3.55% 8/15/29	300,000	272,521
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	34,396
		394,006
Semiconductors–0.09%
Broadcom, Inc. 3.47% 4/15/34	60,000	45,015
Marvell Technology, Inc. 2.45% 4/15/28	192,000	158,600

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc.
3.37% 11/1/41	28,000	$ 18,002
4.66% 2/15/30	100,000	88,722
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	63,203
Texas Instruments, Inc. 2.63% 5/15/24	20,000	19,477
		393,019
Software–0.19%
Fiserv, Inc. 3.80% 10/1/23	138,000	136,695
Microsoft Corp. 3.50% 2/12/35	36,000	32,341
Oracle Corp. 3.60% 4/1/40	175,000	118,774
Salesforce, Inc. 2.70% 7/15/41	217,000	149,394
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	47,346
VMware, Inc. 1.00% 8/15/24	239,000	221,188
Workday, Inc. 3.50% 4/1/27	76,000	70,299
		776,037
Telecommunications–0.21%
AT&T, Inc.
3.50% 9/15/53	220,000	146,595
3.55% 9/15/55	14,000	9,196
3.80% 12/1/57	161,000	108,763
4.30% 2/15/30	30,000	27,410
Rogers Communications, Inc.
4.30% 2/15/48	136,000	102,749
4.50% 3/15/43	52,000	41,133
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	132,679
3.40% 10/15/52	118,000	77,902
Verizon Communications, Inc.
3.38% 2/15/25	186,000	180,063
3.40% 3/22/41	92,000	67,174
		893,664
Transportation–0.12%
Burlington Northern Santa Fe LLC 3.85% 9/1/23	105,000	104,199
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	44,619
CSX Corp. 5.50% 4/15/41	34,000	32,837
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
FedEx Corp. 4.90% 1/15/34	38,000	$ 34,845
Norfolk Southern Corp. 3.40% 11/1/49	103,000	72,071
Union Pacific Corp.
3.20% 5/20/41	161,000	120,008
3.65% 2/15/24	9,000	8,867
3.84% 3/20/60	51,000	37,870
4.15% 1/15/45	39,000	30,882
United Parcel Service, Inc. 3.40% 11/15/46	22,000	16,402
		502,600
Total Corporate Bonds (Cost $23,963,961)		20,813,167
U.S. TREASURY OBLIGATIONS–3.92%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,176,744
4.50% 8/15/39	3,600	3,865
4.38% 5/15/40	7,200	7,574
2.88% 5/15/52	496,400	416,278
3.38% 8/15/42	652,300	590,841
U.S. Treasury Notes
2.75% 8/15/32	768,500	702,697
3.25% 8/31/24	7,844,700	7,703,128
3.13% 8/31/27	394,200	378,124
3.13% 8/31/29	3,000,200	2,847,377
3.50% 9/15/25	2,577,500	2,524,943
Total U.S. Treasury Obligations (Cost $16,972,511)		16,351,571

	Number of Shares
MONEY MARKET FUND–8.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	34,303,883	34,303,883
Total Money Market Fund (Cost $34,303,883)		34,303,883

TOTAL INVESTMENTS–98.97% (Cost $387,230,581)	412,813,246
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.03%	4,316,151
NET ASSETS APPLICABLE TO 37,299,718 SHARES OUTSTANDING–100.00%	$417,129,397

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(930,211)	USD	935,634	10/7/22	$23,547	$—
BNYM	GBP	(1,543,098)	USD	1,805,548	10/7/22	82,344	—
SSB	EUR	(41,480)	USD	41,615	10/7/22	944	—
SSB	EUR	67,989	USD	(67,696)	10/7/22	—	(1,032)
SSB	EUR	18,853	USD	(18,103)	10/7/22	383	—
SSB	EUR	(14,512)	USD	14,228	10/7/22	—	(2)
SSB	GBP	47,606	USD	(54,702)	10/7/22	—	(1,539)
SSB	GBP	(30,439)	USD	32,659	10/7/22	—	(1,333)
Total Foreign Currency Exchange Contracts						$107,218	$(3,906)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(10)	British Pound	$(698,813)	$(678,611)	12/19/22	$—	$(20,202)
(9)	Euro	(1,109,419)	(1,097,379)	12/19/22	—	(12,040)
(10)	Japanese Yen	(870,437)	(877,419)	12/19/22	6,982	—
					6,982	(32,242)
Equity Contracts:
(11)	E-mini MSCI Emerging Markets Index	(479,325)	(479,968)	12/16/22	643	—
(79)	E-mini S&P 500 Index	(14,225,925)	(14,947,093)	12/16/22	721,168	—
(44)	E-mini S&P MidCap 400 Index	(9,716,080)	(9,979,442)	12/16/22	263,362	—
(36)	Euro STOXX 50 Index	(1,169,592)	(1,191,076)	12/16/22	21,484	—
(9)	FTSE 100 Index	(694,834)	(707,104)	12/16/22	12,270	—
(4)	Nikkei 225 Index (OSE)	(716,921)	(732,801)	12/8/22	15,880	—
					1,034,807	—
Total Futures Contracts					$1,041,789	$(32,242)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
EUR–Euro
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,756,146	$—	$—	$8,756,146
Air Freight & Logistics	2,533,772	—	—	2,533,772
Airlines	513,066	—	—	513,066
Auto Components	234,239	—	—	234,239
Automobiles	3,948,616	—	—	3,948,616
Banks	23,851,597	—	—	23,851,597
Beverages	3,655,158	2,178,824	—	5,833,982
Biotechnology	4,125,911	—	—	4,125,911
Building Products	3,920,326	—	—	3,920,326
Capital Markets	16,484,932	—	—	16,484,932
Chemicals	6,313,744	—	—	6,313,744
Commercial Services & Supplies	1,414,252	—	—	1,414,252
Communications Equipment	2,460,691	—	—	2,460,691
Construction & Engineering	532,618	—	—	532,618
Construction Materials	563,781	—	—	563,781
Consumer Finance	3,829,272	—	—	3,829,272
Containers & Packaging	1,406,315	—	—	1,406,315
Distributors	294,459	—	—	294,459
Diversified Financial Services	1,370,458	—	—	1,370,458
Diversified Telecommunication Services	2,939,196	1,179,022	—	4,118,218
Electric Utilities	9,304,306	—	—	9,304,306
Electrical Equipment	1,939,501	870,889	—	2,810,390
Electronic Equipment, Instruments & Components	3,906,817	—	—	3,906,817
Energy Equipment & Services	836,938	—	—	836,938
Entertainment	4,386,962	—	—	4,386,962
Equity Real Estate Investment Trusts	7,660,887	—	—	7,660,887
Food & Staples Retailing	5,933,983	—	—	5,933,983
Food Products	5,865,485	1,476,347	—	7,341,832
Health Care Equipment & Supplies	11,551,778	—	—	11,551,778
Health Care Providers & Services	18,596,690	—	—	18,596,690
Health Care Technology	234,954	—	—	234,954
Hotels, Restaurants & Leisure	8,183,809	—	—	8,183,809
Household Durables	817,699	—	—	817,699
Household Products	1,323,880	—	—	1,323,880
Industrial Conglomerates	752,735	—	—	752,735
Insurance	12,051,800	—	—	12,051,800
Interactive Media & Services	2,516,922	—	—	2,516,922
Internet & Direct Marketing Retail	2,777,425	—	—	2,777,425
IT Services	13,151,831	—	—	13,151,831
Life Sciences Tools & Services	3,941,541	—	—	3,941,541
Machinery	7,816,601	—	—	7,816,601
Media	5,948,465	—	—	5,948,465
Metals & Mining	1,790,420	—	—	1,790,420
Multiline Retail	2,778,830	—	—	2,778,830
Multi-Utilities	5,597,123	—	—	5,597,123
Oil, Gas & Consumable Fuels	27,731,392	—	—	27,731,392
Personal Products	245,046	1,124,213	—	1,369,259
Pharmaceuticals	18,917,807	1,821,683	—	20,739,490
Professional Services	1,995,423	—	—	1,995,423
Real Estate Management & Development	2,433,465	—	—	2,433,465
Road & Rail	2,824,535	—	—	2,824,535
Semiconductors & Semiconductor Equipment	10,775,046	—	—	10,775,046
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Software	$9,945,924	$—	$322,192	$10,268,116
Specialty Retail	6,584,283	—	—	6,584,283
Technology Hardware, Storage & Peripherals	1,411,462	—	—	1,411,462
Textiles, Apparel & Luxury Goods	1,237,051	—	—	1,237,051
Tobacco	1,876,506	—	—	1,876,506
Trading Companies & Distributors	1,681,458	—	—	1,681,458
Water Utilities	262,142	—	—	262,142
Wireless Telecommunication Services	2,400,301	—	—	2,400,301
Convertible Preferred Stock	295,053	—	—	295,053
Preferred Stock	24,448	—	—	24,448
Agency Obligation	—	80,372	—	80,372
Convertible Bonds	—	12,833,810	—	12,833,810
Corporate Bonds
Advertising	—	75,774	—	75,774
Aerospace & Defense	—	299,810	—	299,810
Agriculture	—	279,629	—	279,629
Airlines	—	104,681	—	104,681
Auto Manufacturers	—	504,952	—	504,952
Banks	—	2,780,065	—	2,780,065
Beverages	—	278,175	—	278,175
Chemicals	—	11,349	—	11,349
Computers	—	614,726	—	614,726
Diversified Financial Services	—	2,005,488	836,511	2,841,999
Electric	—	938,877	—	938,877
Electronics	—	61,593	—	61,593
Entertainment	—	757,361	—	757,361
Food	—	23,314	—	23,314
Forest Products & Paper	—	20,983	—	20,983
Gas	—	42,831	—	42,831
Health Care Products	—	20,963	—	20,963
Health Care Services	—	477,516	—	477,516
Insurance	—	1,834,934	—	1,834,934
Internet	—	400,787	—	400,787
Machinery Diversified	—	38,384	—	38,384
Media	—	806,747	—	806,747
Metal Fabricate & Hardware	—	31,846	—	31,846
Mining	—	19,548	—	19,548
Miscellaneous Manufacturing	—	354,046	—	354,046
Oil & Gas	—	703,593	—	703,593
Pharmaceuticals	—	947,962	—	947,962
Pipelines	—	1,109,240	—	1,109,240
Private Equity	—	473,775	—	473,775
Real Estate Investment Trusts	—	998,381	—	998,381
Retail	—	394,006	—	394,006
Semiconductors	—	393,019	—	393,019
Software	—	776,037	—	776,037
Telecommunications	—	893,664	—	893,664
Transportation	—	502,600	—	502,600
U.S. Treasury Obligations	—	16,351,571	—	16,351,571
Money Market Fund	34,303,883	—	—	34,303,883
Total Investments	$353,761,156	$57,893,387	$1,158,703	$412,813,246
LVIP Invesco Select Equity Income Managed Volatility Fund–17

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$107,218	$—	$107,218
Futures Contracts	$1,041,789	$—	$—	$1,041,789
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,906)	$—	$(3,906)
Futures Contracts	$(32,242)	$—	$—	$(32,242)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Invesco Select Equity Income Managed Volatility Fund–18